Share Capital (Details) - DeepGreen Metals Inc. [Member] - USD ($)		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2022	Feb. 18, 2021
Share Capital (Details) [Line Items]
Common shares per share		$ 7.00		$ 1.75		$ 15
Common shares issue price per share				$ 0.05
Purchased of common shares				314,285
Total proceeds		$ 2,563,156		$ 919,465	$ 350,000
Common shares issued	141,063,316	170,827,222		163,658,134	141,063,316
Financings amount				$ 28,089
Common shares, description	the Company issued 3,519,143 Common shares in private placements at $1.75 per Common Share for total proceeds of $6,158,500. The Company also issued 6,666,668 common shares to Allseas pursuant to the strategic alliance agreement (Note 8) to additional proceeds of $20 million. Total cash financing cost incurred by the Company in conjunction with the financings amounted to $2,079.The Company further issued 8,167,446 Common Shares for services to Maersk (Note 8) and 500,000 Common shares were issued upon exercise of incentive stock options at a price of $0.70 for total proceeds of $350,000.			The Company issued 2,777,778 and 4,096,010 Common Shares to Allseas and Maersk, respectively, for services (Note 8). The Company issued and additional 33,333 Common Shares for services to an arm’s length party. Such Common Shares were valued at $3.60 per share based on the pricing of the recent private placements.
Stock options exercised		3,446,821		2,250,000	500,000
Weighted average exercise price per share	$ 0.70	$ 0.74		$ 0.41	$ 0.70
Shares issued		3,666,267
Principal amount							$ 500,000
Converted into common shares							50,000
Fiscal Activity Shares [Member]
Share Capital (Details) [Line Items]
Total proceeds				$ 919,465
ClassB Preferred shares [Member]
Share Capital (Details) [Line Items]
Common shares per share				$ 1.25
Common Stock [Member]
Share Capital (Details) [Line Items]
Total proceeds				$ 15,714
Private Placement [Member]
Share Capital (Details) [Line Items]
Total proceeds				$ 20,375,712
Common shares issued				5,659,920